Borrowings And Debentures - Details Of Borrowings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total	₩ 30,117,031	₩ 30,986,746
Present value discount
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ (4,367)	₩ (30,631)
Borrowings from The BOK | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.50%	2.00%
Borrowings from The BOK | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 1,981,928	₩ 1,565,444
Lenders	The BOK	The BOK
Borrowings from government funds | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Borrowings from government funds | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%	3.40%
Borrowings from government funds | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 2,165,257	₩ 1,996,579
Lenders	Small Enterprise and Market Service and others	Small Enterprise and Market Service and others
Others | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Others | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.60%	6.70%
Others | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 7,955,941	₩ 11,206,471
Lenders	The Korea Development Bank and others	The Korea Development Bank and others
Borrowings in local currency
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 12,103,126	₩ 14,768,494
Borrowings in foreign currencies
Disclosure of detailed information about borrowings [line items]
Lenders	The Export-Import Bank of Korea and others	The Export-Import Bank of Korea and others
Borrowings in foreign currencies | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Borrowings in foreign currencies | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	12.00%	10.00%
Borrowings in foreign currencies | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 15,081,035	₩ 14,006,644
Bills sold | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Bills sold | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%	2.70%
Bills sold | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 3,690	₩ 6,325
Lenders	Others	Others
Call money | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.70%	4.10%
Call money | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	4.90%	6.60%
Call money | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 1,402,780	₩ 1,115,923
Lenders	Bank and others	Bank and others
Bonds sold under repurchase agreements | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%	1.00%
Bonds sold under repurchase agreements | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	12.20%	11.70%
Bonds sold under repurchase agreements | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 1,530,767	₩ 1,119,991
Lenders	Other financial institutions	Other financial institutions